Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivables

10	Trade receivables

(a)       Financial position balances

	December 31, 2021	December 31, 2020
Private sector:
General (i) and special customers (ii)	2,042,023	1,663,738
Agreements (iii)	514,616	398,367

	2,556,639	2,062,105
Government entities:
Municipal	586,810	473,201
Federal	7,869	3,859
Agreements (iii)	278,844	333,740

	873,523	810,800
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	3,580	3,582
São Caetano do Sul	24,464	18,808

Total wholesale customers – Municipal governments	28,044	22,390

Unbilled supply	740,193	713,310

Subtotal	4,198,399	3,608,605
Allowance for doubtful accounts	(1,280,088)	(1,157,619)

Total	2,918,311	2,450,986

Current	2,695,077	2,204,029
Noncurrent	223,234	246,957

	2,918,311	2,450,986

(i)	General customers - residential and small and mid-sized companies;

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);

(iii)	Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements;

(iv)	Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers.

(b)       The aging of trade receivables is as follows

	December 31, 2021	December 31, 2020

Current	1,896,535	1,793,104
Past-due:
Up to 30 days	502,164	340,760
From 31 to 60 days	267,723	177,103
From 61 to 90 days	182,977	120,488
From 91 to 120 days	155,018	88,323
From 121 to 180 days	258,718	113,060
From 181 to 360 days	95,751	82,365
Over 360 days	839,513	893,402

Total past-due	2,301,864	1,815,501

Total	4,198,399	3,608,605

The increase in the past-due balance was mainly due to higher delinquency in the private sector.

(c)       Allowance for doubtful accounts

	December 31, 2021	December 31, 2020	December 31, 2019

Balance at beginning of the year	1,157,619	1,042,015	1,099,442
Additions	182,547	176,776	54,064
Recoveries	(60,078)	(61,172)	(111,491)

Balance at the end of the year	1,280,088	1,157,619	1,042,015

Reconciliation of estimated/historical losses of income	December 31, 2021	December 31, 2020	December 31, 2019

Write-offs	(508,055)	(329,512)	(179,929)
(Losses)/reversal with state entities - related parties	(13,206)	290	(5,597)
(Losses) with the private sector / government entities	(182,547)	(176,776)	(54,064)
Recoveries	60,078	61,172	111,491

Amount recorded expense (Note 29)	(643,730)	(444,826)	(128,099)

The Company does not have customers representing 10% or more of its total revenues.